UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2015

Date of reporting period:	January 31, 2015

Item 1. Schedule of Investments:

Putnam Absolute Return 700 Fund

The fund's portfolio
1/31/15 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (47.2%)(a)
			Principal amount	Value

U.S. Government Agency Mortgage Obligations (47.2%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
4 1/2s, May 1, 2044			$2,681,822	$3,017,123
4s, with due dates from November 1, 2041 to June 1, 2043			2,844,160	3,107,379

Federal National Mortgage Association Pass-Through Certificates
5 1/2s, TBA, March 1, 2045			3,000,000	3,351,563
5 1/2s, TBA, February 1, 2045			3,000,000	3,355,078
4 1/2s, with due dates from May 1, 2041 to February 1, 2044			2,223,562	2,439,177
4 1/2s, TBA, March 1, 2045			40,000,000	43,357,812
4 1/2s, TBA, February 1, 2045			16,000,000	17,362,499
4s, with due dates from April 1, 2042 to June 1, 2044			8,299,074	9,046,575
4s, TBA, March 1, 2045			13,000,000	13,895,310
4s, TBA, February 1, 2045			13,000,000	13,921,172
3 1/2s, June 1, 2042			783,407	834,084
3 1/2s, TBA, March 1, 2045			40,000,000	42,157,812
3 1/2s, TBA, February 1, 2045			30,000,000	31,692,186
3s, with due dates from February 1, 2043 to February 1, 2043			1,745,114	1,807,284
3s, TBA, March 1, 2045			173,000,000	178,448,151
3s, TBA, February 1, 2045			171,000,000	176,811,332

				544,604,537

Total U.S. government and agency mortgage obligations (cost $540,515,548)				$544,604,537

U.S. TREASURY OBLIGATIONS (0.2%)(a)
			Principal amount	Value

U.S. Treasury Bonds 3.000%, November 15, 2044(i)			$296,000	$345,856

U.S. Treasury Notes
2.000%, February 15, 2023(i)			475,000	494,689
2.250%, April 30, 2021(i)			392,000	413,710
0.625%, November 30, 2017(i)			300,000	299,294
0.625%, August 15, 2016(i)			129,000	129,946
0.875%, September 15, 2016(i)			92,000	93,063
2.125%, June 30, 2021(i)			69,000	72,019
1.625%, July 31, 2019(i)			70,000	71,531
0.375%, August 31, 2015(i)			10,000	10,031
0.625%, August 31, 2017(i)			6,000	6,008

Total U.S. treasury Obligations (cost $1,936,147)				$1,936,147

COMMON STOCKS (29.6%)(a)
			Shares	Value

Basic materials (1.0%)

Airgas, Inc.			8,600	$968,704

Axalta Coating Systems, Ltd.(NON)			9,300	238,731

Bemis Co., Inc.			16,400	726,520

International Flavors & Fragrances, Inc.			10,071	1,068,634

Newmont Mining Corp.			73,000	1,835,950

Royal Gold, Inc.			11,200	811,552

SBA Communications Corp. Class A(NON)			20,900	2,439,030

Sherwin-Williams Co. (The)			13,100	3,553,637

				11,642,758
Capital goods (1.8%)

Avery Dennison Corp.			15,100	789,277

Ball Corp.			21,700	1,374,261

General Dynamics Corp.			40,400	5,381,684

Lockheed Martin Corp.			28,000	5,274,360

Raytheon Co.			16,814	1,682,241

Rockwell Collins, Inc.			21,500	1,840,830

Stericycle, Inc.(NON)			8,300	1,089,707

TransDigm Group, Inc.			7,900	1,623,687

Waste Management, Inc.			39,500	2,031,485

				21,087,532
Communication services (0.4%)

Verizon Communications, Inc.			108,017	4,937,457

				4,937,457
Conglomerates (1.5%)

Danaher Corp.			61,792	5,090,425

Marubeni Corp. (Japan)			757,900	4,182,353

Mitsubishi Corp. (Japan)			273,000	4,766,155

Mitsui & Co., Ltd. (Japan)			218,900	2,777,958

				16,816,891
Consumer cyclicals (3.6%)

Automatic Data Processing, Inc.			43,900	3,623,067

AutoZone, Inc.(NON)			5,346	3,191,348

Clorox Co. (The)			10,800	1,152,468

Discovery Communications, Inc.(NON)			37,300	1,039,924

Dollar General Corp.(NON)			49,900	3,346,294

Dollar Tree, Inc.(NON)			33,463	2,379,219

FactSet Research Systems, Inc.			5,200	746,668

Harley-Davidson, Inc.			34,300	2,116,310

Interpublic Group of Cos., Inc. (The)			66,500	1,333,711

Kohl's Corp.			10,800	644,976

Lear Corp.			2,800	280,980

Madison Square Garden Co. (The) Class A(NON)			10,100	765,075

NIKE, Inc. Class B			2,600	239,850

Omnicom Group, Inc.			31,272	2,276,602

Ralph Lauren Corp.			9,400	1,568,766

Scripps Networks Interactive Class A			17,195	1,222,393

Target Corp.			76,500	5,631,165

Vantiv, Inc. Class A(NON)			20,900	718,751

VF Corp.			41,200	2,858,044

Wal-Mart Stores, Inc.			23,600	2,005,528

Walt Disney Co. (The)			51,600	4,693,536

				41,834,675
Consumer staples (3.3%)

Altria Group, Inc.			123,931	6,580,736

Bunge, Ltd.			20,400	1,826,412

Chipotle Mexican Grill, Inc.(NON)			700	496,888

Church & Dwight Co., Inc.			12,500	1,011,500

Colgate-Palmolive Co.			65,100	4,395,552

Costco Wholesale Corp.			42,800	6,119,972

Dr. Pepper Snapple Group, Inc.			29,300	2,264,011

McDonald's Corp.			68,968	6,375,402

Philip Morris International, Inc.			26,800	2,150,432

Pinnacle Foods, Inc.			8,500	305,745

Reynolds American, Inc.			38,700	2,629,665

Sumitomo Mitsui financial Group, Inc. (Japan)			262,700	2,590,391

Tupperware Brands Corp.			8,100	547,641

				37,294,347
Energy (1.7%)

Exxon Mobil Corp.			127,531	11,148,760

HollyFrontier Corp.			31,600	1,135,072

National Oilwell Varco, Inc.			59,700	3,249,471

Spectra Energy Corp.			107,666	3,600,351

				19,133,654
Financials (5.4%)

Alexandria Real Estate Equities, Inc.(R)			8,000	780,160

American Campus Communities, Inc.(R)			17,100	751,716

American Capital Agency Corp.(R)			57,800	1,245,590

Axis Capital Holdings, Ltd.			14,200	722,780

BB&T Corp.			92,100	3,250,209

Berkshire Hathaway, Inc. Class B(NON)			55,534	7,991,898

Brixmor Property Group, Inc.(R)			8,800	238,480

Capital One Financial Corp.			71,500	5,234,515

Chubb Corp. (The)			10,100	988,790

Cullen/Frost Bankers, Inc.			8,300	517,090

Everest Re Group, Ltd.			5,786	991,605

HCP, Inc.(R)			59,900	2,832,671

Health Care REIT, Inc.(R)			28,900	2,368,355

NASDAQ OMX Group, Inc. (The)			4,600	209,906

Northern Trust Corp.			23,400	1,529,892

PartnerRe, Ltd.			7,207	824,481

PNC Financial Services Group, Inc.			53,000	4,480,620

Public Storage(R)			11,839	2,377,745

RenaissanceRe Holdings, Ltd.			6,454	617,196

Spirit Realty Capital, Inc.(R)			64,300	826,898

Starwood Property Trust, Inc.(R)			35,900	859,087

Synchrony Financial(NON)			21,000	648,060

Taubman Centers, Inc.(R)			8,700	712,965

Travelers Cos., Inc. (The)			42,700	4,390,414

Visa, Inc. Class A			24,300	6,194,313

Wells Fargo & Co.			171,680	8,913,626

XL Group PLC			44,400	1,531,356

				62,030,418
Health care (4.1%)

Abbott Laboratories			108,500	4,856,460

AmerisourceBergen Corp.			36,600	3,478,830

C.R. Bard, Inc.			10,573	1,808,300

Cardinal Health, Inc.			17,128	1,424,878

DaVita HealthCare Partners, Inc.(NON)			27,200	2,041,632

Edwards Lifesciences Corp.(NON)			17,100	2,143,485

Eli Lilly & Co.			85,315	6,142,680

Johnson & Johnson			94,585	9,471,741

Mednax, Inc.(NON)			13,100	889,359

Merck & Co., Inc.			127,527	7,687,328

Pfizer, Inc.			245,500	7,671,875

				47,616,568
Technology (4.6%)

Accenture PLC Class A			61,000	5,125,830

Analog Devices, Inc.			30,500	1,589,203

Apple, Inc.			53,205	6,233,498

Broadcom Corp. Class A			86,200	3,657,897

Cisco Systems, Inc.			265,500	6,999,908

Computer Sciences Corp.			23,100	1,401,708

eBay, Inc.(NON)			113,400	6,010,200

EMC Corp.			222,700	5,774,610

Fidelity National Information Services, Inc.			20,700	1,292,301

Fiserv, Inc.(NON)			25,700	1,864,021

Gentex Corp.			47,500	794,210

Intuit, Inc.			36,700	3,186,294

L-3 Communications Holdings, Inc.			14,300	1,760,616

Linear Technology Corp.			18,100	813,414

Maxim Integrated Products, Inc.			46,000	1,522,140

Microsoft Corp.			12,323	497,849

Motorola Solutions, Inc.			5,400	340,398

NetApp, Inc.			50,900	1,924,020

Paychex, Inc.			52,900	2,394,254

				53,182,371
Transportation (0.7%)

CH Robinson Worldwide, Inc.			24,100	1,716,402

Expeditors International of Washington, Inc.			8,500	371,280

United Parcel Service, Inc. Class B			61,299	6,058,793

				8,146,475
Utilities and power (1.5%)

Alliant Energy Corp.			7,400	507,714

American Electric Power Co., Inc.			53,700	3,372,897

American Water Works Co., Inc.			15,700	881,398

Kinder Morgan, Inc.			145,200	5,960,460

Pinnacle West Capital Corp.			17,900	1,256,222

Southern Co. (The)			106,800	5,416,896

				17,395,587

Total common stocks (cost $315,142,823)				$341,118,733

MORTGAGE-BACKED SECURITIES (15.8%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (8.1%)

Connecticut Avenue Securities FRB Ser. 14-C04, Class 2M2, 5.168s, 2024			$625,000	$632,500

Federal Home Loan Mortgage Corporation
IFB Ser. 2990, Class LB, 16.52s, 2034			414,793	562,410
IFB Ser. 3232, Class KS, IO, 6.134s, 2036			674,690	89,818
IFB Ser. 4143, Class DS, IO, 5.954s, 2042			2,885,426	748,889
IFB Ser. 4104, Class S, IO, 5.934s, 2042			872,837	185,823
IFB Ser. 3116, Class AS, IO, 5.934s, 2034			700,451	30,657
IFB Ser. 4240, Class SA, IO, 5.834s, 2043			8,259,937	1,879,382
IFB Ser. 4245, Class AS, IO, 5.834s, 2043			8,690,540	1,835,812
IFB Ser. 271, Class S5, IO, 5.834s, 2042			8,458,816	2,112,166
IFB Ser. 3852, Class NT, 5.834s, 2041			2,291,290	2,437,933
IFB Ser. 317, Class S3, IO, 5.814s, 2043			3,886,670	1,057,582
IFB Ser. 325, Class S1, IO, 5.784s, 2044			3,668,983	934,196
IFB Ser. 326, Class S2, IO, 5.784s, 2044			7,856,332	2,049,253
IFB Ser. 308, Class S1, IO, 5.784s, 2043			4,640,406	1,243,722
IFB Ser. 269, Class S1, IO, 5.784s, 2042			2,245,038	550,932
IFB Ser. 264, Class S1, IO, 5.784s, 2042			7,969,094	2,084,570
IFB Ser. 327, Class S8, IO, 5.754s, 2044			1,064,279	266,176
IFB Ser. 314, Class AS, IO, 5.724s, 2043			2,399,259	615,549
Ser. 3687, Class CI, IO, 5s, 2038			1,776,648	237,982
Ser. 4122, Class TI, IO, 4 1/2s, 2042			1,979,622	332,577
Ser. 4193, Class PI, IO, 4s, 2043			4,249,518	639,036
Ser. 4116, Class MI, IO, 4s, 2042			4,367,540	707,266
Ser. 4213, Class GI, IO, 4s, 2041			3,008,384	367,625
Ser. 3996, Class IK, IO, 4s, 2039			6,079,949	686,055
Ser. 4305, Class KI, IO, 4s, 2038			11,627,286	1,215,283
Ser. 304, Class C53, IO, 4s, 2032			3,012,536	480,590
Ser. 4369, Class IA, IO, 3 1/2s, 2044			2,074,738	335,362
Ser. 311, Class IO, IO, 3 1/2s, 2043			2,727,692	439,947
Ser. 303, Class C19, IO, 3 1/2s, 2043			3,771,893	648,972
Ser. 4150, Class IO, IO, 3 1/2s, 2043			4,282,144	843,243
Ser. 304, Class C22, IO, 3 1/2s, 2042			3,676,916	799,298
Ser. 4141, Class IM, IO, 3 1/2s, 2042			4,167,125	716,551
Ser. 4141, Class IQ, IO, 3 1/2s, 2042			2,063,233	351,110
Ser. 4121, Class AI, IO, 3 1/2s, 2042			7,221,797	1,396,347
Ser. 4122, Class CI, IO, 3 1/2s, 2042			6,772,566	849,099
Ser. 4136, Class IW, IO, 3 1/2s, 2042			4,252,761	607,639
Ser. 4166, Class PI, IO, 3 1/2s, 2041			3,242,827	501,892
Ser. 304, IO, 3 1/2s, 2027			2,016,545	238,698
Ser. 304, Class C37, IO, 3 1/2s, 2027			1,499,024	176,840
Ser. 4150, Class DI, IO, 3s, 2043			3,674,214	601,653
Ser. 4158, Class TI, IO, 3s, 2042			7,562,071	883,552
Ser. 4165, Class TI, IO, 3s, 2042			8,476,058	1,007,803
Ser. 4134, Class PI, IO, 3s, 2042			9,894,411	1,198,014
Ser. 4183, Class MI, IO, 3s, 2042			2,794,026	321,313
Ser. 13-4206, Class IP, IO, 3s, 2041			5,918,150	708,284
Ser. 4179, Class EI, IO, 3s, 2030			6,772,974	732,091
Ser. 304, Class C45, IO, 3s, 2027			3,150,760	360,688
Ser. 3939, Class EI, IO, 3s, 2026			6,383,479	580,423
Ser. 13-4176, Class IA, IO, 2 1/2s, 2028			8,365,317	887,644
Ser. T-8, Class A9, IO, 0.464s, 2028			198,199	2,725
Ser. T-59, Class 1AX, IO, 0.272s, 2043			477,832	5,824
Ser. T-48, Class A2, IO, 0.212s, 2033			687,449	6,660

Federal National Mortgage Association
IFB Ser. 05-74, Class NK, 26.659s, 2035			64,848	108,346
IFB Ser. 05-122, Class SE, 22.511s, 2035			202,328	308,114
IFB Ser. 11-4, Class CS, 12.564s, 2040			1,154,987	1,421,567
IFB Ser. 12-128, Class YS, IO, 6.032s, 2042			1,985,134	376,302
IFB Ser. 13-81, Class QS, IO, 6.032s, 2041			2,859,472	437,633
IFB Ser. 13-19, Class SK, IO, 5.982s, 2043			2,038,198	398,464
IFB Ser. 12-153, Class SK, IO, 5.982s, 2043			2,446,463	582,136
IFB Ser. 12-111, Class JS, IO, 5.932s, 2040			3,511,745	641,323
IFB Ser. 13-128, Class SA, IO, 5.832s, 2043			5,719,585	1,427,380
Ser. 13-98, Class SA, IO, 5.782s, 2043			3,002,373	800,132
IFB Ser. 13-124, Class SB, IO, 5.782s, 2043			2,107,376	559,095
IFB Ser. 13-92, Class SA, IO, 5.782s, 2043			1,371,859	368,879
IFB Ser. 13-103, Class SK, IO, 5.752s, 2043			1,337,333	360,229
Ser. 13-101, Class SE, IO, 5.732s, 2043			4,264,600	1,167,903
IFB Ser. 13-128, Class CS, IO, 5.732s, 2043			3,551,670	923,896
IFB Ser. 13-102, Class SH, IO, 5.732s, 2043			2,015,269	532,797
Ser. 397, Class 2, IO, 5s, 2039			59,992	8,891
Ser. 10-13, Class EI, IO, 5s, 2038			79,979	856
Ser. 12-75, Class AI, IO, 4 1/2s, 2027			2,324,801	284,625
Ser. 418, Class C24, IO, 4s, 2043			5,230,652	832,655
Ser. 13-44, Class PI, IO, 4s, 2043			1,424,623	221,596
Ser. 12-124, Class UI, IO, 4s, 2042			5,366,968	890,917
Ser. 13-11, Class IP, IO, 4s, 2042			5,491,358	966,899
Ser. 12-96, Class PI, IO, 4s, 2041			1,435,692	199,777
Ser. 12-40, Class MI, IO, 4s, 2041			3,255,738	484,727
Ser. 12-22, Class CI, IO, 4s, 2041			4,738,395	667,399
Ser. 406, Class 2, IO, 4s, 2041			280,082	42,152
Ser. 406, Class 1, IO, 4s, 2041			153,828	23,290
Ser. 409, Class C16, IO, 4s, 2040			687,465	99,059
Ser. 12-104, Class HI, IO, 4s, 2027			6,752,108	794,032
Ser. 14-54, Class IN, IO, 3 1/2s, 2043			2,447,290	308,603
Ser. 418, Class C15, IO, 3 1/2s, 2043			8,912,341	1,473,530
Ser. 417, Class C24, IO, 3 1/2s, 2042			3,139,301	671,810
Ser. 12-136, Class PI, IO, 3 1/2s, 2042			3,894,581	443,593
Ser. 12-101, Class PI, IO, 3 1/2s, 2040			3,864,233	367,059
Ser. 13-21, Class AI, IO, 3 1/2s, 2033			4,196,555	775,985
Ser. 417, Class C19, IO, 3 1/2s, 2033			3,599,768	499,360
Ser. 12-93, Class DI, IO, 3 1/2s, 2027			5,120,126	688,811
Ser. 78, Class KI, IO, 3 1/2s, 2027			1,976,035	249,573
Ser. 12-151, Class PI, IO, 3s, 2043			3,311,183	410,918
Ser. 13-8, Class NI, IO, 3s, 2042			5,676,389	716,212
Ser. 6, Class BI, IO, 3s, 2042			7,248,184	807,448
Ser. 13-35, Class IP, IO, 3s, 2042			3,507,351	364,162
Ser. 13-23, Class PI, IO, 3s, 2041			4,547,609	418,289
Ser. 13-31, Class NI, IO, 3s, 2041			6,424,180	600,340
Ser. 13-7, Class EI, IO, 3s, 2040			4,736,125	733,863
Ser. 13-55, Class MI, IO, 3s, 2032			3,252,390	388,628
Ser. 03-W10, Class 1, IO, 1.007s, 2043			249,737	6,185
Ser. 98-W5, Class X, IO, 0.872s, 2028			364,304	17,988
Ser. 98-W2, Class X, IO, 0.673s, 2028			1,254,353	65,854
Ser. 08-36, Class OV, PO, zero %, 2036			26,897	25,305

Federal National Mortgage Association Ser. 14-10, Class IO, IO, 3 1/2s, 2042			3,615,434	391,017

Government National Mortgage Association
IFB Ser. 11-81, Class SB, IO, 6.537s, 2036			2,128,382	290,865
IFB Ser. 12-38, Class SC, IO, 6.532s, 2040			2,424,854	334,387
IFB Ser. 11-93, Class SA, IO, 6.492s, 2041			8,463,956	1,925,348
IFB Ser. 12-26, Class SP, IO, 6.482s, 2042			1,044,080	232,725
IFB Ser. 13-113, Class SL, IO, 6.062s, 2042			1,339,753	182,018
IFB Ser. 14-122, Class QS, IO, 6.032s, 2044			1,494,994	295,530
IFB Ser. 13-116, Class SA, IO, 5.982s, 2043			1,693,845	323,660
IFB Ser. 13-129, Class SN, IO, 5.982s, 2043			1,255,257	215,603
IFB Ser. 13-129, Class CS, IO, 5.982s, 2042			3,167,342	466,771
IFB Ser. 14-90, Class HS, IO, 5.932s, 2044			2,411,703	609,558
IFB Ser. 14-25, Class HS, IO, 5.932s, 2044			1,570,918	361,217
IFB Ser. 14-32, Class CS, IO, 5.932s, 2044			3,372,655	725,121
IFB Ser. 13-99, Class VS, IO, 5.932s, 2043			1,371,021	290,821
IFB Ser. 12-77, Class MS, IO, 5.932s, 2042			2,361,709	648,360
IFB Ser. 12-34, Class SA, IO, 5.882s, 2042			3,073,184	708,676
IFB Ser. 11-70, Class SN, IO, 5.732s, 2041			1,601,940	269,414
IFB Ser. 11-70, Class SH, IO, 5.722s, 2041			1,892,718	331,661
Ser. 14-122, Class IC, IO, 5s, 2044			1,575,935	271,691
Ser. 14-25, Class QI, IO, 5s, 2044			4,906,903	938,200
Ser. 14-2, Class IC, IO, 5s, 2044			2,222,618	408,673
Ser. 13-3, Class IT, IO, 5s, 2043			1,451,073	290,062
Ser. 11-116, Class IB, IO, 5s, 2040			1,953,625	100,429
Ser. 10-35, Class UI, IO, 5s, 2040			2,123,933	448,681
Ser. 10-20, Class UI, IO, 5s, 2040			2,188,484	346,984
Ser. 10-9, Class UI, IO, 5s, 2040			6,895,490	1,372,149
Ser. 09-121, Class UI, IO, 5s, 2039			4,642,115	823,929
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			241,736	29,061
Ser. 10-35, Class AI, IO, 4 1/2s, 2040			3,098,315	470,386
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			3,647,523	630,874
Ser. 13-151, Class IB, IO, 4 1/2s, 2040			2,694,364	400,194
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			1,917,725	351,542
Ser. 09-121, Class BI, IO, 4 1/2s, 2039			962,497	210,633
Ser. 09-121, Class CI, IO, 4 1/2s, 2039			4,796,839	1,075,163
Ser. 10-103, Class DI, IO, 4 1/2s, 2038			4,426,975	307,781
Ser. 14-63, Class PI, IO, 4s, 2043			2,357,248	336,144
Ser. 13-24, Class PI, IO, 4s, 2042			1,933,214	297,696
Ser. 12-106, Class QI, IO, 4s, 2042			1,159,893	190,524
Ser. 12-47, Class CI, IO, 4s, 2042			2,319,050	350,756
Ser. 14-104, Class IO, IO, 4s, 2042			6,047,884	992,216
Ser. 12-50, Class PI, IO, 4s, 2041			3,391,180	433,732
Ser. 12-41, Class IP, IO, 4s, 2041			4,258,587	741,902
Ser. 14-162, Class DI, IO, 4s, 2038			3,751,807	408,228
Ser. 14-133, Class AI, IO, 4s, 2036			7,669,961	1,065,358
Ser. 13-53, Class IA, IO, 4s, 2026			4,038,823	455,014
Ser. 13-102, Class IP, IO, 3 1/2s, 2043			2,770,635	270,566
Ser. 13-76, Class IO, IO, 3 1/2s, 2043			7,244,513	743,649
Ser. 13-79, Class PI, IO, 3 1/2s, 2043			5,753,916	672,288
Ser. 13-100, Class MI, IO, 3 1/2s, 2043			4,212,013	439,945
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			3,148,588	354,594
Ser. 13-14, Class IO, IO, 3 1/2s, 2042			7,323,949	855,584
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			1,653,660	192,486
Ser. 12-92, Class AI, IO, 3 1/2s, 2042			2,279,223	305,370
Ser. 13-37, Class LI, IO, 3 1/2s, 2042			2,099,967	256,511
Ser. 12-141, Class WI, IO, 3 1/2s, 2041			3,842,027	383,165
Ser. 12-71, Class JI, IO, 3 1/2s, 2041			3,303,922	297,854
Ser. 13-90, Class HI, IO, 3 1/2s, 2040			9,582,664	610,512
Ser. 183, Class AI, IO, 3 1/2s, 2039			3,776,888	449,038
Ser. 14-115, Class QI, IO, 3s, 2029			4,246,283	425,435

Government National Mortgage Association Ser. 14-145, Class PI, IO, 3 1/2s, 2029			2,419,625	297,638

GSMPS Mortgage Loan Trust 144A
Ser. 99-2, IO, 0.773s, 2027			95,513	716
Ser. 98-3, IO, zero %, 2027			52,062	765
Ser. 98-2, IO, zero %, 2027			45,680	328
Ser. 98-4, IO, zero %, 2026			71,925	1,770

				94,059,011
Commercial mortgage-backed securities (4.8%)

Banc of America Commercial Mortgage Trust
Ser. 06-4, Class AJ, 5.695s, 2046			1,025,000	1,060,113
Ser. 06-1, Class B, 5.49s, 2045			255,000	258,766
Ser. 06-6, Class A2, 5.309s, 2045			23,136	23,170
Ser. 07-1, Class XW, IO, 0.346s, 2049			2,349,532	20,093

Banc of America Commercial Mortgage Trust 144A FRB Ser. 08-1, Class C, 6.268s, 2051			584,000	567,537

Banc of America Merrill Lynch Commercial Mortgage, Inc.
FRB Ser. 05-1, Class B, 5.294s, 2042			840,000	858,640
FRB Ser. 05-1, Class C, 5.294s, 2042			429,000	417,606
FRB Ser. 05-5, Class D, 5.243s, 2045			426,000	431,879
FRB Ser. 05-6, Class G, 5.153s, 2047(F)			443,000	442,536
FRB Ser. 05-4, Class C, 5.147s, 2045(F)			495,000	501,445
Ser. 05-3, Class AJ, 4.767s, 2043			225,000	220,507

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
Ser. 04-2, Class G, 5.239s, 2038			1,000,000	1,015,920
Ser. 02-PB2, Class XC, IO, 0.266s, 2035			809,474	409
Ser. 04-4, Class XC, IO, 0.207s, 2042			604,567	1,568

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 06-PW11, Class AJ, 5.435s, 2039			332,000	340,715
Ser. 05-PWR7, Class D, 5.304s, 2041			431,000	426,880
Ser. 05-PWR7, Class C, 5.235s, 2041			489,000	481,985
Ser. 05-PWR9, Class C, 5.055s, 2042			281,000	284,130

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.435s, 2039			1,010,000	1,011,576
FRB Ser. 06-PW11, Class C, 5.435s, 2039			384,000	382,863

CD Mortgage Trust 144A FRB Ser. 07-CD5, Class E, 6.124s, 2044			262,000	259,380

GCCFC Commercial Mortgage Trust FRB Ser. 05-GG3, Class D, 4.986s, 2042			783,000	781,987

Citigroup Commercial Mortgage Trust
FRB Ser. 06-C4, Class B, 5.772s, 2049			3,226,000	3,220,709
FRB Ser. 05-C3, Class B, 5.029s, 2043			770,000	767,451

COMM Mortgage Trust
FRB Ser. 07-C9, Class D, 5.795s, 2049			350,000	333,267
FRB Ser. 05-LP5, Class D, 5.074s, 2043			359,000	361,948

COMM Mortgage Trust 144A
Ser. 12-LC4, Class E, 4 1/4s, 2044			604,000	541,721
Ser. 13-LC13, Class E, 3.719s, 2046			391,000	299,856
FRB Ser. 07-C9, Class AJFL, 0.856s, 2049			213,000	206,007

Credit Suisse First Boston Mortgage Securities Corp. 144A Ser. 03-C3, Class AX, IO, 1.829s, 2038			233,740	28

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.419s, 2044			704,000	761,499

GCCFC Commercial Mortgage Trust FRB Ser. 05-GG3, Class E, 5.087s, 2042			320,000	319,587

GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1, Class AJ, 5.275s, 2044			1,908,108	1,930,738

GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3, Class B, 4.965s, 2041			158,774	157,602

GS Mortgage Securities Corp. II Ser. 05-GG4, Class B, 4.841s, 2039			970,000	968,564

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.414s, 2046			436,000	432,874
FRB Ser. 13-GC10, Class E, 4.414s, 2046			750,000	665,843

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.637s, 2045			159,000	167,023
Ser. 06-GG8, Class X, IO, 0.582s, 2039			49,122,014	392,976

JP Morgan Chase Commercial Mortgage Securities Corp. 144A
FRB Ser. 12-C6, Class F, 5.207s, 2045			432,000	410,261
FRB Ser. 12-C6, Class G, 2.972s, 2045			800,000	629,219

JP Morgan Chase Commercial Mortgage Securities Trust Ser. 03-C1, Class D, 5.192s, 2037			344,229	344,332

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.561s, 2046			816,000	762,469
FRB Ser. 13-C12, Class E, 4.087s, 2045			1,000,000	866,688

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.074s, 2051			884,500	935,155
FRB Ser. 06-LDP7, Class B, 5 7/8s, 2045			619,000	420,833
Ser. 06-LDP6, Class AJ, 5.565s, 2043			801,000	808,345
FRB Ser. 05-LDP3, Class D, 5.193s, 2042			555,000	556,055
FRB Ser. 05-LDP2, Class E, 4.981s, 2042			463,000	465,255
FRB Ser. 05-LDP2, Class D, 4.941s, 2042			1,000,000	997,820
FRB Ser. 13-LC11, Class D, 4.24s, 2046			26,000	25,438
Ser. 07-LDPX, Class X, IO, 0.283s, 2049			9,247,972	109,172

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.174s, 2051			392,000	399,232
FRB Ser. 07-CB20, Class C, 6.174s, 2051			658,000	629,140
FRB Ser. 11-C3, Class E, 5.567s, 2046			162,000	178,103
FRB Ser. 13-C13, Class D, 4.056s, 2046			325,000	314,264
Ser. 13-C13, Class E, 3.986s, 2046			639,000	536,774
Ser. 13-C10, Class E, 3 1/2s, 2047			553,000	404,022
FRB Ser. 13-LC11, Class E, 3 1/4s, 2046			370,000	287,749

Key Commercial Mortgage Securities Trust 2007-SL1 FRB Ser. 07-SL1, Class A2, 5.568s, 2040			82,072	81,149

LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C3, Class C, 5.738s, 2039			1,703,000	1,536,958
Ser. 06-C3, Class AJ, 5.72s, 2039			905,000	906,493
Ser. 06-C6, Class D, 5.502s, 2039			1,187,000	1,163,711
Ser. 07-C1, Class AJ, 5.484s, 2040			120,000	121,480
FRB Ser. 06-C6, Class C, 5.482s, 2039			704,000	690,800
Ser. 05-C7, Class C, 5.35s, 2040			324,000	324,373
FRB Ser. 05-C2, Class C, 5.274s, 2040			1,150,000	1,155,589
Ser. 07-C2, Class XW, IO, 0.539s, 2040			1,831,327	21,472

Merrill Lynch Mortgage Trust
FRB Ser. 05-CIP1, Class C, 5.266s, 2038			501,000	477,453
FRB Ser. 05-CIP1, Class B, 5.236s, 2038			265,000	259,700
Ser. 04-KEY2, Class D, 5.046s, 2039			263,000	263,000
FRB Ser. 04-BPC1, Class C, 5.011s, 2041			468,000	466,474

ML-CFC Commercial Mortgage Trust
Ser. 06-3, Class AJ, 5.485s, 2046			97,000	98,400
Ser. 06-4, Class AJ, 5.239s, 2049			402,000	405,940

ML-CFC Commercial Mortgage Trust 144A
Ser. 06-4, Class AJFX, 5.147s, 2049			295,000	287,277
Ser. 06-4, Class XC, IO, 0.635s, 2049			48,214,264	585,321

Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class E, 4.416s, 2046			750,000	688,050
FRB Ser. 13-C11, Class F, 4.416s, 2046			1,024,000	877,067
Ser. 13-C13, Class F, 3.707s, 2046			1,547,000	1,236,857

Morgan Stanley Capital I Trust
FRB Ser. 07-HQ11, Class D, 5.587s, 2044			2,100,000	1,984,912
Ser. 07-HQ11, Class C, 5.558s, 2044			1,181,000	1,169,013
FRB Ser. 06-HQ8, Class C, 5.488s, 2044			1,350,000	1,350,575
FRB Ser. 06-HQ8, Class D, 5.488s, 2044			274,000	269,789

UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C3, Class D, 4.958s, 2049			319,000	327,127

Wachovia Bank Commercial Mortgage Trust Ser. 06-C24, Class AJ, 5.658s, 2045			323,000	329,492

Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 05-C21, Class E, 5.242s, 2044			569,000	567,760

Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 12-LC5, Class E, 4.778s, 2045			333,000	315,817
FRB Ser. 13-LC12, Class D, 4.302s, 2046			2,412,000	2,314,586

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C4, Class E, 5.245s, 2044			305,000	326,977
Ser. 12-C6, Class E, 5s, 2045			533,000	504,181
Ser. 11-C4, Class F, 5s, 2044			851,000	823,284
FRB Ser. 13-UBS1, Class D, 4.632s, 2046			145,000	146,324
FRB Ser. 13-C15, Class D, 4.482s, 2046			159,000	157,198
FRB Ser. 12-C10, Class E, 4.458s, 2045			381,000	337,542
FRB Ser. 13-C12, Class D, 4.355s, 2048			249,000	247,431
FRB Ser. 13-C13, Class E, 4.138s, 2045			429,000	330,673
Ser. 13-C12, Class E, 3 1/2s, 2048			570,000	460,247
Ser. 13-C14, Class E, 3 1/4s, 2046			675,000	535,167

				55,543,383
Residential mortgage-backed securities (non-agency) (2.9%)

Banc of America Funding Trust FRB Ser. 06-G, Class 3A3, 5 3/4s, 2036			274,205	268,721

BCAP, LLC Trust FRB Ser. 12-RR5, Class 4A8, 0.338s, 2035			2,600,000	2,368,914

BCAP, LLC Trust 144A FRB Ser. 14-RR2, Class 4A3, 0.439s, 2036			660,000	504,900

BCAP, LLC Trust FRB Ser. 12-RR10, Class 9A2, 2.664s, 2035			280,000	261,128

BCAP, LLC Trust 144A
FRB Ser. 15-RR2, Class 26A2, 2.613s, 2036			451,000	400,438
FRB Ser. 14-RR1, Class 2A2, 2.354s, 2036			850,000	714,000

Bear Stearns Alt-A Trust
FRB Ser. 05-7, Class 22A1, 2.644s, 2035			724,062	619,073
FRB Ser. 04-6, Class M2, 1.893s, 2034			1,267,666	1,115,546

Citigroup Mortgage Loan Trust FRB Ser. 07-WFH2, Class M2, 0.618s, 2037(F)			500,000	357,500

Citigroup Mortgage Loan Trust 144A FRB Ser. 10-7, Class 3A5, 5.979s, 2035			350,000	372,735

Countrywide Alternative Loan Trust
FRB Ser. 05-27, Class 1A2, 1.514s, 2035			737,008	676,205
FRB Ser. 05-27, Class 2A1, 1.464s, 2035			578,762	463,010
FRB Ser. 05-38, Class A3, 0.518s, 2035			2,008,781	1,742,618
FRB Ser. 05-59, Class 1A1, 0.499s, 2035			1,861,334	1,507,681
FRB Ser. 06-OA3, Class 2A1, 0.378s, 2036			2,089,409	1,687,198
FRB Ser. 06-HY11, Class A1, 0.288s, 2036			1,087,279	924,187

Countrywide Asset-Backed Certificates Trust FRB Ser. 06-4, Class 2A3, 0.458s, 2036			1,000,000	839,680

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 11-2R, Class 2A9, 2.609s, 2036			700,000	637,000

Credit Suisse Mortgage Trust 144A FRB Ser. 10-20R, Class 7A4, 3 1/2s, 2037			1,000,000	910,600

IndyMac INDX Mortgage Loan Trust FRB Ser. 07-FLX2, Class A1C, 0.358s, 2037			729,261	525,068

Jefferies Resecuritization Trust 144A FRB Ser. 09-R7, Class 12A2, 2.616s, 2036			1,325,000	1,172,625

Newcastle Mortgage Securities Trust FRB Ser. 06-1, Class M2, 0.538s, 2036			325,000	256,360

Residential Accredit Loans, Inc. Trust FRB Ser. 06-QO7, Class 2A1, 0.964s, 2046(F)			2,788,598	1,945,047

Residential Asset Mortgage Products Trust FRB Ser. 05-EFC2, Class M6, 0.878s, 2035			1,500,000	1,053,359

Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes FRB Ser. 15-DN1, Class B, 11.671s, 2025			487,000	494,287

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 06-AR1, Class 2A1B, 1.184s, 2046			1,456,961	1,303,980
FRB Ser. 04-AR13, Class A1B2, 1.148s, 2034			598,176	559,175
FRB Ser. 06-AR3, Class A1B, 1.114s, 2046			482,166	392,001
FRB Ser. 06-AR4, Class 1A1B, 1.053s, 2046			649,035	561,415
FRB Ser. 05-AR11, Class A1C3, 0.678s, 2045(F)			1,254,564	1,119,698
FRB Ser. 05-AR19, Class A1C3, 0.668s, 2045			910,779	803,763
FRB Ser. 05-AR13, Class A1C3, 0.658s, 2045			2,891,153	2,544,215
FRB Ser. 05-AR11, Class A1C4, 0.608s, 2045(F)			758,471	675,040
FRB Ser. 05-AR1, Class A1B, 0.558s, 2045			197,704	180,899
FRB Ser. 05-AR9, Class A1B, 0.548s, 2045			1,440,328	1,341,724
FRB Ser. 05-AR13, Class A1B3, 0.528s, 2045			218,954	195,963
FRB Ser. 05-AR15, Class A1B3, 0.508s, 2045			580,515	509,402

Wells Fargo Mortgage Backed Securities Trust FRB Ser. 06-AR6, Class 7A2, 5.017s, 2036			356,603	354,066

Wells Fargo Mortgage Loan Trust FRB Ser. 12-RR2, Class 1A2, 0.336s, 2047			1,000,000	740,000

				33,099,221

Total mortgage-backed securities (cost $179,779,765)				$182,701,615

CORPORATE BONDS AND NOTES (7.3%)(a)
			Principal amount	Value

Basic materials (0.6%)

ArcelorMittal SA sr. unsec. unsub. notes 6 1/8s, 2018 (France)			$85,000	$90,313

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			1,500,000	1,571,250

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			845,000	724,588

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)			1,325,000	1,311,750

PQ Corp. 144A sr. notes 8 3/4s, 2018			1,440,000	1,476,000

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017			1,500,000	1,526,250

Vale Overseas, Ltd. company guaranty sr. unsec. unsub. notes 6 1/4s, 2017 (Brazil)			230,000	244,633

				6,944,784
Capital goods (0.5%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			2,400,000	2,424,000

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			1,750,000	1,977,500

Gates Global, LLC/Gates Global Co. 144A sr. unsec. notes 6s, 2022			1,500,000	1,406,250

KION Finance SA 144A sr. unsub. notes 6 3/4s, 2020 (Luxembourg)		EUR	150,000	183,224

				5,990,974
Communication services (1.5%)

Altice SA 144A company guaranty sr. notes 7 3/4s, 2022 (Luxembourg)			$2,000,000	2,065,000

Digicel Group, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Jamaica)			915,000	890,295

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			1,250,000	1,268,750

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			495,000	554,400

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)			1,935,000	1,918,069

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 6 3/4s, 2018 (Luxembourg)			700,000	712,250

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			500,000	545,250

NII International Telecom SCA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg) (In default)(NON)			430,000	380,550

Sprint Communications, Inc. sr. unsec. unsub. notes 7s, 2020			1,500,000	1,511,250

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			1,500,000	1,548,750

Telenet Finance V Luxembourg SCA 144A sr. notes 6 3/4s, 2024 (Luxembourg)		EUR	115,000	145,912

Telenet Finance V Luxembourg SCA 144A sr. notes 6 1/4s, 2022 (Luxembourg)		EUR	165,000	201,832

Virgin Media Secured Finance PLC 144A sr. notes 6s, 2021 (United Kingdom)		GBP	540,000	857,448

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019			$2,025,000	2,085,750

Wind Acquisition Finance SA 144A company guaranty sr. unsec. bonds 7 3/8s, 2021 (Luxembourg)			1,000,000	970,000

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			1,000,000	1,078,750

				16,734,256
Consumer cyclicals (1.0%)

Academy, Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			435,000	458,925

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			500,000	521,250

Garda World Security Corp. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021 (Canada)			1,000,000	980,200

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018			437,000	415,150

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			1,750,000	1,767,500

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2019			975,000	950,625

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019			1,500,000	1,623,750

Navistar International Corp. sr. notes 8 1/4s, 2021			850,000	828,750

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)			1,475,000	1,541,375

Owens Corning company guaranty sr. unsec. notes 9s, 2019			47,000	57,725

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			1,300,000	1,339,000

Scientific Games Corp. company guaranty sr. unsec. sub. notes 8 1/8s, 2018			925,000	777,000

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			627,000	589,380

				11,850,630
Consumer staples (0.4%)

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019			1,128,000	1,104,735

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021			1,500,000	1,612,500

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020			1,750,000	1,881,250

				4,598,485
Energy (0.7%)

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			415,000	415,623

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			1,000,000	1,000,000

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			1,500,000	997,500

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			1,000,000	567,500

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2019			2,250,000	1,749,375

Petroleos de Venezuela SA company guaranty sr. unsec. notes Ser. REGS, 8 1/2s, 2017 (Venezuela)			500,000	287,500

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s, 2016 (Venezuela)			300,000	142,950

Samson Investment Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			2,500,000	775,000

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			2,000,000	1,940,000

				7,875,448
Financials (1.1%)

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			1,000,000	1,072,500

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			1,030,000	1,102,100

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. FRB bonds 8 1/8s, 2038			645,000	728,850

Hockey Merger Sub 2, Inc. 144A sr. unsec. notes 7 7/8s, 2021			600,000	600,000

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 4 7/8s, 2019			1,430,000	1,455,025

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN notes 6.657s, perpetual maturity (United Kingdom)			200,000	218,000

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			1,500,000	1,297,500

Ocwen Financial Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2019			900,000	697,500

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			635,000	606,425

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 8 1/2s, 2018			1,000,000	760,000

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021			1,676,000	1,636,195

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. notes 5.942s, 2023 (Russia)			200,000	133,216

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.8s, 2025 (Russia)			250,000	171,070

VTB Bank OJSC Via VTB Capital SA sr. unsec. notes Ser. 6, 6 1/4s, 2035 (Russia)			500,000	490,000

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,500,000	1,267,500

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95s, 2022 (Russia)			1,000,000	655,000

				12,890,881
Health care (1.0%)

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			555,000	573,731

ConvaTec Healthcare D SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	310,000	363,016

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015			$525,000	539,438

HCA, Inc. sr. notes 6 1/2s, 2020			610,000	686,250

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			565,000	591,838

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)			850,000	867,000

Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			750,000	802,500

JLL/Delta Dutch Newco BV 144A sr. unsec. notes 7 1/2s, 2022 (Netherlands)			870,000	880,875

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			856,000	939,460

Par Pharmaceutical Cos., Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			1,080,000	1,136,700

Service Corporation International sr. unsec. notes 7s, 2017			185,000	200,725

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			665,000	723,188

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020			2,430,000	2,569,725

				10,874,446
Technology (0.2%)

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			865,000	922,306

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			1,400,000	1,459,500

				2,381,806
Transportation (0.1%)

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada)			1,800,000	1,584,000

				1,584,000
Utilities and power (0.2%)

AES Corp./Virginia (The) sr. unsec. unsub. notes 9 3/4s, 2016			67,000	72,695

AES Corp./Virginia (The) sr. unsec. unsub. notes 8s, 2017			1,000,000	1,118,750

EP Energy, LLC/Everest Acquisition Finance, Inc. sr. unsec. notes 9 3/8s, 2020			945,000	952,088

				2,143,533

Total corporate bonds and notes (cost $89,992,862)				$83,869,243

INVESTMENT COMPANIES (7.1%)(a)
			Shares	Value

Consumer Staples Select Sector SPDR Fund			278,600	$13,378,372

Health Care Select Sector SPDR Fund			387,100	26,814,417

Materials Select Sector SPDR Fund			278,100	13,262,589

Utility Select Sector SPDR Fund ETF			583,000	28,170,560

Total investment companies (cost $78,082,434)				$81,625,938

SENIOR LOANS (4.0%)(a)(c)
			Principal amount	Value

Basic materials (0.1%)

AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B1, 4 1/2s, 2019 (Luxembourg)			$614,884	$609,504

AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B2, 4 1/2s, 2019 (Luxembourg)			319,034	316,242

Oxea Sarl bank term loan FRN 8 1/4s, 2020 (Germany)			580,000	542,300

				1,468,046
Communication services (0.2%)

Asurion, LLC bank term loan FRN 8 1/2s, 2021			1,090,000	1,078,645

Asurion, LLC bank term loan FRN Ser. B2, 4 1/4s, 2020			656,995	642,623

Zayo Group, LLC bank term loan FRN Ser. B, 4s, 2019			975,013	964,316

				2,685,584
Consumer cyclicals (2.0%)

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 7.005s, 2017			1,850,305	1,655,098

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 9 3/4s, 2017			1,393,000	1,232,805

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021			840,775	766,366

CBAC Borrower, LLC bank term loan FRN Ser. B, 8 1/4s, 2020			1,500,000	1,470,000

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019			1,972,336	1,780,856

Golden Nugget, Inc. bank term loan FRN Ser. B, 5 1/2s, 2019			606,375	599,174

Golden Nugget, Inc. bank term loan FRN Ser. DD, 5 1/2s, 2019			259,875	256,789

iHeartCommunications, Inc. bank term loan FRN Ser. D, 6.919s, 2019			1,617,000	1,505,494

JC Penney Corp., Inc. bank term loan FRN 6s, 2018			989,950	980,979

JC Penney Corp., Inc. bank term loan FRN 5s, 2019			1,761,328	1,706,287

Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4s, 2018			565,598	548,630

MGM Resorts International bank term loan FRN Ser. B, 3 1/2s, 2019			980,000	964,075

ROC Finance, LLC bank term loan FRN 5s, 2019			493,750	459,805

Roofing Supply Group, LLC bank term loan FRN Ser. B, 5s, 2019			977,500	952,248

Sabre GLBL, Inc. bank term loan FRN Ser. B, 4s, 2019			1,715,000	1,687,131

Scientific Games International, Inc. bank term loan FRN Ser. B2, 6s, 2021			2,000,000	1,972,188

Station Casinos, LLC bank term loan FRN Ser. B, 4 1/4s, 2020			1,189,147	1,169,823

Talbots, Inc. (The) bank term loan FRN 8 1/4s, 2021			800,000	768,000

Travelport Finance Sarl bank term loan FRN Ser. B, 6s, 2021 (Luxembourg)			1,170,000	1,171,170

Yonkers Racing Corp. bank term loan FRN 4 1/4s, 2019			976,059	866,252

				22,513,170
Consumer staples (0.3%)

Del Monte Foods, Inc. bank term loan FRN 8 1/4s, 2021			1,000,000	852,500

Rite Aid Corp. bank term loan FRN 4 7/8s, 2021			2,000,000	1,998,334

Sprouts Farmers Markets, Inc. bank term loan FRN 4s, 2020			370,714	369,479

WNA Holdings, Inc. bank term loan FRN 8 1/2s, 2020			335,000	323,275

WNA Holdings, Inc. bank term loan FRN 4 1/2s, 2020			146,367	142,891

WNA Holdings, Inc. bank term loan FRN 4 1/2s, 2020			76,349	74,536

				3,761,015
Energy (0.3%)

Fieldwood Energy, LLC bank term loan FRN 8 3/8s, 2020			1,060,000	632,820

Offshore Group Investment, Ltd. bank term loan FRN Ser. B, 5s, 2017 (Cayman Islands)			989,235	707,303

Shelf Drilling Holdings, Ltd. bank term loan FRN 10s, 2018(PIK)			940,000	676,800

Tervita Corp. bank term loan FRN Ser. B, 6 1/4s, 2018 (Canada)			949,884	890,516

				2,907,439
Financials (0.4%)

Altisource Solutions Sarl bank term loan FRN Ser. B, 4 1/2s, 2020 (Luxembourg)			1,960,262	1,470,196

Capital Automotive LP bank term loan FRN 6s, 2020			2,000,000	1,995,000

Walter Investment Management Corp. bank term loan FRN Ser. B, 4 3/4s, 2020			1,455,477	1,271,116

				4,736,312
Health care (0.2%)

Ardent Medical Services, Inc. bank term loan FRN 6 3/4s, 2018			911,034	909,611

Kinetic Concepts, Inc. bank term loan FRN 4s, 2018			1,324,710	1,309,334

				2,218,945
Technology (0.2%)

Avaya, Inc. bank term loan FRN Ser. B6, 6 1/2s, 2018			2,216,778	2,163,205

Infor US, Inc. bank term loan FRN Ser. B5, 3 3/4s, 2020			599,525	584,287

				2,747,492
Transportation (0.2%)

Air Medical Group Holdings, Inc. bank term loan FRN 7 5/8s, 2018(PIK)			1,575,000	1,559,250

Livingston International, Inc. bank term loan FRN 9s, 2020 (Canada)			1,091,087	1,003,800

				2,563,050
Utilities and power (0.1%)

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.661s, 2017			848,159	535,666

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.661s, 2017			8,705	5,498

				541,164

Total senior loans (cost $49,183,297)				$46,142,217

COMMODITY LINKED NOTES (3.6%)(a)(CLN)
			Principal amount	Value

Deutsche Bank AG/London 144A notes, 1-month USD LIBOR less 0.16%, 2015 (Indexed to the DB Commodity Backwardation Alpha 22 Total Return Index multiplied by 3) (United Kingdom)			$4,824,000	$3,498,365

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2015 (Indexed to the UBSIF3AT Index multiplied by 3) (United Kingdom)			6,700,000	7,110,136

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2015 (Indexed to the UBSIF3AT Index multiplied by 3) (United Kingdom)			12,318,000	13,090,341

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2015 (Indexed to the S&P GSCI Light Energy Index Excess Return multiplied by 3) (United Kingdom)			7,339,000	12,646,016

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2015 (Indexed to the UBSIF3AT Index multiplied by 3) (United Kingdom)			4,925,000	5,476,247

Total commodity Linked Notes (cost $36,106,000)				$41,821,105

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.6%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			$725,000	$698,900

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			3,710,000	3,732,260

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 11 3/4s, 2015 (Argentina)			1,400,000	1,386,000

Croatia (Republic of) 144A sr. unsec. notes 6 1/4s, 2017 (Croatia)			775,000	819,563

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021 (Croatia)			220,000	241,751

Financing of Infrastructural Projects State Enterprise 144A govt. guaranty sr. unsec. notes 8 3/8s, 2017 (Ukraine)			150,000	75,750

Total foreign government and agency bonds and notes (cost $6,925,737)				$6,954,224

PURCHASED SWAP OPTIONS OUTSTANDING (0.1%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

(2.0875)/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.0875		$2,580,200	$35,297

(2.0575)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.0575		5,160,400	4,799

(2.1575)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.1575		5,160,400	1,548

(2.254)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.254		5,160,400	52

(2.354)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.354		5,160,400	5

Barclays Bank PLC

(2.21)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.21		5,160,400	52

(2.31)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.31		5,160,400	15

Citibank, N.A.

2.20/3 month USD-LIBOR-BBA/May-25	May-15/2.20		6,286,500	226,440

(2.245)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.245		2,580,200	26

(2.219)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.219		2,580,200	26

(2.319)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.319		2,580,200	5

(2.345)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.345		2,580,200	3

Credit Suisse International

2.25/3 month USD-LIBOR-BBA/May-25	May-15/2.25		9,571,600	380,854

2.09125/3 month USD-LIBOR-BBA/Apr-25	Apr-15/2.09125		5,110,000	142,365

2.09/3 month USD-LIBOR-BBA/Apr-25	Apr-15/2.09		5,110,000	141,905

(2.1175)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.1175		7,740,600	2,941

(2.2175)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.2175		7,740,600	851

(2.60)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.60		25,818,600	26

Goldman Sachs International

2.34/3 month USD-LIBOR-BBA/Mar-45	Mar-15/2.34		2,475,800	124,607

(2.22)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.22		5,160,400	52

(2.32)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.32		5,160,400	52

(2.89)/3 month USD-LIBOR-BBA/Feb-45	Feb-15/2.89		2,475,800	25

(2.94)/3 month USD-LIBOR-BBA/Feb-45	Feb-15/2.94		2,475,800	2

(3.04)/3 month USD-LIBOR-BBA/Feb-45	Feb-15/3.04		2,475,800	2

Total purchased swap options outstanding (cost $1,084,050)				$1,061,950

PURCHASED OPTIONS OUTSTANDING (0.8%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-15/$103.07		$6,000,000	$60,240

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-15/102.78		6,000,000	51,720

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/100.37		6,000,000	6

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/99.22		6,000,000	6

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/99.41		6,000,000	6

SPDR S&P 500 ETF Trust (Put)	Jan-16/170.00		282,099	1,831,062

SPDR S&P 500 ETF Trust (Put)	Dec-15/180.00		278,869	2,305,611

SPDR S&P 500 ETF Trust (Put)	Nov-15/180.00		276,498	2,172,702

SPDR S&P 500 ETF Trust (Put)	Oct-15/162.00		275,440	1,051,065

SPDR S&P 500 ETF Trust (Put)	Sep-15/170.00		275,636	1,240,108

SPDR S&P 500 ETF Trust (Put)	Aug-15/170.00		275,636	1,054,429

Total purchased options outstanding (cost $11,818,067)				$9,766,955

SHORT-TERM INVESTMENTS (28.5%)(a)
			Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.07%(AFF)		Shares	63,006,076	$63,006,076

Putnam Short Term Investment Fund 0.10%(AFF)		Shares	217,631,520	217,631,520

SSgA Prime Money Market Fund Class N 0.01%(P)		Shares	18,746,000	18,746,000

U.S. Treasury Bills with an effective yield of 0.02%, April 23, 2015(SEG)(SEGSF)(SEGCCS)			$5,330,000	5,329,909

U.S. Treasury Bills with an effective yield of 0.03%, April 16, 2015(SEG)(SEGSF)(SEGCCS)			13,600,000	13,599,796

U.S. Treasury Bills with an effective yield of 0.03%, April 9, 2015(SEGCCS)			1,770,000	1,769,984

U.S. Treasury Bills with an effective yield of 0.02%, February 26, 2015(SEG)(SEGCCS)			4,550,000	4,549,945

U.S. Treasury Bills with an effective yield of 0.01%, February 5, 2015			3,582,000	3,581,996

Total short-term investments (cost $328,214,315)				$328,215,226

TOTAL INVESTMENTS

Total investments (cost $1,638,781,045)(b)				$1,669,817,890

FORWARD CURRENCY CONTRACTS at 1/31/15 (aggregate face value $208,399,408) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Sell	4/15/15	$1,697,413	$1,723,769	$26,356
	British Pound	Buy	3/18/15	841,422	844,196	(2,774)
	Canadian Dollar	Sell	4/15/15	1,546,074	1,664,945	118,871
	Chinese Yuan (Offshore)	Sell	2/13/15	1,741,662	1,727,015	(14,647)
	Euro	Sell	3/18/15	5,307,008	5,260,595	(46,413)
	Japanese Yen	Sell	2/13/15	1,654,698	1,708,442	53,744
	Norwegian Krone	Sell	3/18/15	1,676,860	1,666,211	(10,649)
	South Korean Won	Buy	2/13/15	1,704,069	1,680,031	24,038
	South Korean Won	Sell	2/13/15	1,704,069	1,705,062	993
Barclays Bank PLC
	Australian Dollar	Sell	4/15/15	1,053,415	1,098,043	44,628
	Canadian Dollar	Sell	4/15/15	1,448,815	1,602,903	154,088
	Chinese Yuan (Offshore)	Buy	2/13/15	1,498,227	1,556,865	(58,638)
	Euro	Sell	3/18/15	3,263,086	3,314,034	50,948
	Japanese Yen	Sell	2/13/15	3,335,814	3,417,888	82,074
	Mexican Peso	Buy	4/15/15	1,656,423	1,680,272	(23,849)
	New Zealand Dollar	Buy	4/15/15	1,977,153	2,011,616	(34,463)
	South Korean Won	Buy	2/13/15	1,639,423	1,615,133	24,290
	South Korean Won	Sell	2/13/15	1,639,423	1,641,443	2,020
	Swiss Franc	Buy	3/18/15	1,612,025	1,692,955	(80,930)
	Swiss Franc	Sell	3/18/15	1,767,126	1,682,725	(84,401)
Citibank, N.A.
	Canadian Dollar	Sell	4/15/15	1,847,599	1,945,349	97,750
	Euro	Sell	3/18/15	4,513,789	4,443,983	(69,806)
	Japanese Yen	Sell	2/13/15	2,577,453	2,684,437	106,984
	Mexican Peso	Buy	4/15/15	1,687,661	1,649,370	38,291
	New Zealand Dollar	Sell	4/15/15	272,036	358,311	86,275
	Norwegian Krone	Sell	3/18/15	518,894	663,390	144,496
	Philippine Peso	Buy	5/20/15	857,329	860,442	(3,113)
	Swiss Franc	Sell	3/18/15	2,755,908	2,563,578	(192,330)
Credit Suisse International
	Australian Dollar	Sell	4/15/15	1,529,400	1,583,114	53,714
	British Pound	Sell	3/18/15	1,402,019	1,334,887	(67,132)
	Canadian Dollar	Sell	4/15/15	2,504,586	2,635,739	131,153
	Euro	Sell	3/18/15	6,268,435	6,963,035	694,600
	Indian Rupee	Buy	2/13/15	3,243,711	3,232,163	11,548
	Japanese Yen	Sell	2/13/15	6,705,638	6,780,149	74,511
	New Zealand Dollar	Buy	4/15/15	987,998	1,042,519	(54,521)
	Norwegian Krone	Sell	3/18/15	811,869	896,319	84,450
	Swedish Krona	Sell	3/18/15	74,441	18,391	(56,050)
	Swiss Franc	Sell	3/18/15	216,661	29,185	(187,476)
Deutsche Bank AG
	British Pound	Buy	3/18/15	895,630	868,645	26,985
	Canadian Dollar	Sell	4/15/15	751,966	778,404	26,438
	Euro	Sell	3/18/15	1,352,554	1,536,763	184,209
	Japanese Yen	Sell	2/13/15	2,622,038	2,707,558	85,520
	New Zealand Dollar	Buy	4/15/15	1,099,486	1,088,988	10,498
	Norwegian Krone	Sell	3/18/15	1,477,083	1,828,863	351,780
	Swedish Krona	Sell	3/18/15	412,574	412,725	151
	Turkish Lira	Buy	3/18/15	1,889,020	2,057,758	(168,738)
Goldman Sachs International
	Australian Dollar	Sell	4/15/15	3,005,636	3,063,602	57,966
	British Pound	Buy	3/18/15	814,921	832,339	(17,418)
	Canadian Dollar	Sell	4/15/15	2,065,153	2,120,476	55,323
	Euro	Sell	3/18/15	4,429,119	4,418,058	(11,061)
	Japanese Yen	Sell	2/13/15	2,612,890	2,705,340	92,450
	New Zealand Dollar	Buy	4/15/15	1,586,404	1,674,057	(87,653)
	Norwegian Krone	Sell	3/18/15	30,989	34,527	3,538
HSBC Bank USA, National Association
	Australian Dollar	Sell	4/15/15	1,387,348	1,432,240	44,892
	British Pound	Buy	3/18/15	812,211	842,872	(30,661)
	Canadian Dollar	Sell	4/15/15	4,179,211	4,417,062	237,851
	Chinese Yuan (Offshore)	Buy	2/13/15	1,641,114	1,675,358	(34,244)
	Euro	Sell	3/18/15	145,034	87,331	(57,703)
	Japanese Yen	Sell	2/13/15	2,050,344	2,160,605	110,261
	New Zealand Dollar	Buy	4/15/15	779,763	822,723	(42,960)
	Swedish Krona	Buy	3/18/15	180,921	200,579	(19,658)
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	4/15/15	2,887,299	2,925,813	38,514
	British Pound	Buy	3/18/15	2,479,396	2,500,675	(21,279)
	Canadian Dollar	Sell	4/15/15	3,320,945	3,492,614	171,669
	Euro	Sell	3/18/15	4,374,181	4,809,045	434,864
	Hungarian Forint	Buy	3/18/15	1,524,317	1,694,957	(170,640)
	Hungarian Forint	Sell	3/18/15	1,524,317	1,703,113	178,796
	Indian Rupee	Buy	2/13/15	1,671,450	1,634,137	37,313
	Japanese Yen	Sell	2/13/15	3,538,435	3,712,421	173,986
	Malaysian Ringgit	Sell	2/13/15	1,451,083	1,570,113	119,030
	Mexican Peso	Buy	4/15/15	1,638,046	1,630,679	7,367
	New Taiwan Dollar	Sell	2/13/15	15,403	63,841	48,438
	New Zealand Dollar	Buy	4/15/15	2,059,450	2,178,208	(118,758)
	Norwegian Krone	Sell	3/18/15	1,871,273	2,058,512	187,239
	Philippine Peso	Buy	5/20/15	857,329	860,637	(3,308)
	Singapore Dollar	Sell	2/13/15	1,615,059	1,674,700	59,641
	Swedish Krona	Sell	3/18/15	40,842	40,107	(735)
	Swiss Franc	Sell	3/18/15	1,603,401	1,417,697	(185,704)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Sell	4/15/15	4,563,787	4,604,189	40,402
	British Pound	Sell	3/18/15	1,918,648	1,862,527	(56,121)
	Canadian Dollar	Sell	4/15/15	2,279,641	2,409,500	129,859
	Euro	Sell	3/18/15	645,812	759,980	114,168
	New Zealand Dollar	Buy	4/15/15	1,479,324	1,559,484	(80,160)
	Norwegian Krone	Sell	3/18/15	692,491	736,381	43,890
	Singapore Dollar	Sell	2/13/15	3,273,573	3,363,147	89,574
	Swedish Krona	Sell	3/18/15	871,744	860,005	(11,739)
State Street Bank and Trust Co.
	Australian Dollar	Sell	4/15/15	3,399,553	3,500,242	100,689
	British Pound	Sell	3/18/15	1,395,243	1,392,165	(3,078)
	Canadian Dollar	Sell	4/15/15	2,617,333	2,725,066	107,733
	Chinese Yuan (Offshore)	Sell	2/13/15	1,693,303	1,693,732	429
	Euro	Buy	3/18/15	708,777	750,280	(41,503)
	Hungarian Forint	Sell	3/18/15	1,664,419	1,681,516	17,097
	Israeli Shekel	Sell	4/15/15	1,528,507	1,520,097	(8,410)
	Japanese Yen	Sell	2/13/15	2,604,251	2,665,699	61,448
	Malaysian Ringgit	Sell	2/13/15	1,604,174	1,672,314	68,140
	New Taiwan Dollar	Buy	2/13/15	15,403	15,939	(536)
	New Zealand Dollar	Buy	4/15/15	1,931,560	1,978,382	(46,822)
	Norwegian Krone	Sell	3/18/15	768,754	842,098	73,344
	Singapore Dollar	Sell	2/13/15	1,721,257	1,722,338	1,081
	Swedish Krona	Sell	3/18/15	853,379	849,655	(3,724)
	Swiss Franc	Sell	3/18/15	1,902,579	1,707,215	(195,364)
	Turkish Lira	Buy	3/18/15	3,127,175	3,344,678	(217,503)
UBS AG
	Euro	Buy	3/18/15	1,555,239	1,715,557	(160,318)
	Japanese Yen	Sell	2/13/15	835,132	825,554	(9,578)
WestPac Banking Corp.
	Australian Dollar	Sell	4/15/15	899,970	931,717	31,747
	Canadian Dollar	Sell	4/15/15	700,938	777,538	76,600
	Euro	Sell	3/18/15	1,707,508	1,888,474	180,966
	Japanese Yen	Sell	2/13/15	1,659,478	1,672,272	12,794
	New Zealand Dollar	Buy	4/15/15	2,155,620	2,274,410	(118,790)
	South Korean Won	Buy	2/13/15	1,718,760	1,691,543	27,217
	South Korean Won	Sell	2/13/15	1,718,760	1,693,068	(25,692)

Total						$3,090,669

FUTURES CONTRACTS OUTSTANDING at 1/31/15 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

DAX Index (Long)	3	$906,401	Mar-15	$97,412
Euro-CAC 40 Index (Short)	9	468,583	Feb-15	(30,739)
FTSE 100 Index (Long)	11	1,111,064	Mar-15	40,397
S&P 500 Index E-Mini (Short)	556	$55,277,520	Mar-15	727,044
S&P Mid Cap 400 Index E-Mini (Long)	254	36,357,560	Mar-15	423,672
SPI 200 Index (Short)	12	1,294,334	Mar-15	(83,011)
Tokyo Price Index (Long)	123	14,815,933	Mar-15	267,562
U.S. Treasury Bond 30 yr (Long)	59	8,925,594	Mar-15	84,325
U.S. Treasury Bond Ultra 30 yr (Short)	27	4,831,313	Mar-15	(573,379)
U.S. Treasury Note 5 yr (Short)	54	6,552,563	Mar-15	(37,759)
U.S. Treasury Note 10 yr (Long)	4,844	633,958,500	Mar-15	23,011,611

Total				$23,927,135

WRITTEN SWAP OPTIONS OUTSTANDING at 1/31/15 (premiums $2,458,048) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

2.154/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.154	$5,160,400	$361
1.9575/3 month USD-LIBOR-BBA/Feb-25	Feb-15/1.9575	5,160,400	12,695
1.66/3 month USD-LIBOR-BBA/Jul-20	Jul-15/1.66	5,160,400	40,561
Barclays Bank PLC

2.11/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.11	5,160,400	464
Citibank, N.A.

2.145/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.145	2,580,200	129
2.119/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.119	2,580,200	206
Credit Suisse International

2.0175/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.0175	7,740,600	9,211
(1.80)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.80	5,110,000	61,422
(1.80125)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.80125	5,110,000	61,678
(1.94)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.94	5,110,000	94,638
(1.94125)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.94125	5,110,000	94,995
Goldman Sachs International

2.84/3 month USD-LIBOR-BBA/Feb-45	Feb-15/2.84	2,475,800	2
2.12/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.12	5,160,400	413
(2.095)/3 month USD-LIBOR-BBA/Mar-45	Mar-15/2.095	2,475,800	52,165
(2.2175)/3 month USD-LIBOR-BBA/Mar-45	Mar-15/2.2175	2,475,800	82,568
(2.49)/3 month USD-LIBOR-BBA/Feb-45	Feb-15/2.49	2,475,800	179,471
JPMorgan Chase Bank N.A.

(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	9,893,000	1,629,476

Total			$2,320,455

WRITTEN OPTIONS OUTSTANDING at 1/31/15 (premiums $1,296,839) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-15/$102.07	$6,000,000	$34,680
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-15/101.78	6,000,000	29,280
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-15/101.07	6,000,000	18,960
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-15/100.78	6,000,000	15,840
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/98.48	6,000,000	6
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/99.42	6,000,000	6
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/98.53	6,000,000	6
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/97.66	6,000,000	6
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/97.47	6,000,000	6
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/98.34	6,000,000	6
SPDR S&P 500 ETF Trust (Call)	Feb-15/209.00	668,790	307,643
SPDR S&P 500 ETF Trust (Call)	Feb-15/210.00	565,820	87,346
SPDR S&P 500 ETF Trust (Call)	Feb-15/212.00	133,455	9,909
SPDR S&P 500 ETF Trust (Call)	Feb-15/209.00	146,448	14,520
SPDR S&P 500 ETF Trust (Call)	Feb-15/211.00	137,156	2,074

Total			$520,288

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/15 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Goldman Sachs International

(2.82)/3 month USD-LIBOR-BBA/Jan-46 (Purchased)	Jan-16/2.82	$2,475,800	$—	$(4,580)
(1.885)/3 month USD-LIBOR-BBA/Jan-46 (Written)	Jan-16/1.885	2,475,800	—	(16,761)
JPMorgan Chase Bank N.A.

(2.0975)/3 month USD-LIBOR-BBA/Feb-25 (Purchased)	Feb-15/2.0975	3,870,000	—	(11,223)
(1.7975)/3 month USD-LIBOR-BBA/Feb-25 (Written)	Feb-15/1.7975	3,870,000	—	(2,322)

Total			$—	$(34,886)

TBA SALE COMMITMENTS OUTSTANDING at 1/31/15 (proceeds receivable $281,131,523) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 5 1/2s, February 1, 2045	$3,000,000	2/12/15	$3,355,078
Federal National Mortgage Association, 4 1/2s, March 1, 2045	20,000,000	3/12/15	21,678,906
Federal National Mortgage Association, 4 1/2s, February 1, 2045	16,000,000	2/12/15	17,362,499
Federal National Mortgage Association, 4s, March 1, 2045	12,000,000	3/12/15	8,550,960
Federal National Mortgage Association, 4s, February 1, 2045	13,000,000	2/12/15	13,921,172
Federal National Mortgage Association, 3 1/2s, March 1, 2045	9,000,000	3/12/15	9,485,508
Federal National Mortgage Association, 3 1/2s, February 1, 2045	30,000,000	2/12/15	31,692,187
Federal National Mortgage Association, 3s, February 1, 2045	171,000,000	2/12/15	176,811,332

Total			$282,857,642

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/15 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$4,951,600		$14,294	1/6/25	2.28%	3 month USD-LIBOR-BBA	$(209,418)
	4,951,600		61,334	1/6/25	2.53%	3 month USD-LIBOR-BBA	(278,337)
	328,174,000	(E)	1,648,911	3/18/17	1.25%	3 month USD-LIBOR-BBA	(1,436,582)
	75,509,000	(E)	1,351,371	3/18/20	2.25%	3 month USD-LIBOR-BBA	(1,766,699)
	118,282,000	(E)	9,831,592	3/18/25	3.00%	3 month USD-LIBOR-BBA	(2,972,080)
	15,060,000	(E)	(2,395,147)	3/18/45	3 month USD-LIBOR-BBA	3.50%	2,149,705
	7,283,000		(96)	1/9/25	3 month USD-LIBOR-BBA	2.07875%	190,422
	6,344,800		6,261	1/16/25	3 month USD-LIBOR-BBA	2.12%	194,154
	12,178,000		(98)	1/12/20	3 month USD-LIBOR-BBA	1.6457%	184,137
	4,714,875		(377)	1/23/25	3 month USD-LIBOR-BBA	2.14%	146,125
	4,708,900		(62)	1/22/25	3 month USD-LIBOR-BBA	2.09%	124,494
	1,426,000		(19)	1/9/25	3 month USD-LIBOR-BBA	2.081%	37,584
	19,269,000		(155)	1/9/20	1.62%	3 month USD-LIBOR-BBA	(270,575)
	15,530,315		(205)	1/14/25	3 month USD-LIBOR-BBA	2.10%	432,427
	8,912,880		(64)	1/15/25	3 month USD-LIBOR-BBA	2.09%	239,401
	6,344,800		(84)	1/22/25	3 month USD-LIBOR-BBA	2.095%	170,715
	6,415,000		(85)	1/12/25	2.14412%	3 month USD-LIBOR-BBA	(206,029)
	12,178,000		(98)	1/12/20	3 month USD-LIBOR-BBA	1.65338%	188,704
	6,414,000		(85)	1/12/25	2.1372%	3 month USD-LIBOR-BBA	(201,836)
	6,414,000		(85)	1/12/25	2.142%	3 month USD-LIBOR-BBA	(204,726)
	12,178,000		(98)	1/12/20	3 month USD-LIBOR-BBA	1.648%	185,503
	6,414,000		(85)	1/12/25	2.14055%	3 month USD-LIBOR-BBA	(203,848)
	12,178,000		(98)	1/12/20	3 month USD-LIBOR-BBA	1.6464%	184,555
	6,414,000		(85)	1/12/25	2.138%	3 month USD-LIBOR-BBA	(202,320)
	12,178,000		(98)	1/12/20	3 month USD-LIBOR-BBA	1.64084%	181,244
	1,704,000		(58)	1/27/45	2.326%	3 month USD-LIBOR-BBA	(57,324)
	1,935,000		(26)	1/20/25	3 month USD-LIBOR-BBA	1.949%	25,845
	226,433,000		(2,989)	1/20/25	3 month USD-LIBOR-BBA	1.886%	1,688,634
	3,489,000		(28)	1/22/20	3 month USD-LIBOR-BBA	1.45125%	17,872
	27,178,000		(359)	1/22/25	3 month USD-LIBOR-BBA	1.921%	288,569
	7,296,000		(248)	1/22/45	3 month USD-LIBOR-BBA	2.31125%	222,036
	17,837,000		(235)	1/22/25	3 month USD-LIBOR-BBA	1.92125%	189,800
	8,285,000		(67)	1/23/20	1.4975%	3 month USD-LIBOR-BBA	(60,874)
	2,990,000		(24)	1/26/20	1.517%	3 month USD-LIBOR-BBA	(24,336)
	655,000		(22)	1/26/45	3 month USD-LIBOR-BBA	2.384%	30,818
	3,269,000		(43)	1/27/25	3 month USD-LIBOR-BBA	1.9625%	46,493
	3,269,000		(43)	1/27/25	3 month USD-LIBOR-BBA	1.963%	46,646
	5,717,000		(75)	1/27/25	1.968%	3 month USD-LIBOR-BBA	(84,407)
	9,533,000		(126)	1/27/25	3 month USD-LIBOR-BBA	1.95475%	128,671
	1,317,000	(E)	(45)	2/2/46	3 month USD-LIBOR-BBA	2.335%	21,408
	13,047,000		(172)	2/3/25	3 month USD-LIBOR-BBA	1.791%	(28,876)
	4,708,900		(62)	1/9/25	3 month USD-LIBOR-BBA	2.07%	119,261

	Total		$10,512,017	$(773,044)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/15 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
baskets	2,310,871	$—	10/19/15	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (MLTRFCF4) of common stocks	$878,923
units	59,035	—	10/19/15	3 month USD-LIBOR-BBA minus 0.07%	Russell 1000 Total Return Index	2,082,692
Barclays Bank PLC
	$339,200	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,337
	712,804	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(19,447)
	1,191,482	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,147)
	1,096,988	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,325
	1,007,422	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,657
	15,034,589	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(398,426)
	3,026,476	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(10,533)
	579,143	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	1,708
	396,936	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,441
	265,959	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(2,238)
	2,665,734	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(9,277)
	3,316,793	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	12,039
	1,024,368	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	3,021
	119,621	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,908)
	35,674	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(191)
	228,238	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	828
	2,381,613	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	8,644
	4,545,878	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(15,821)
	3,792,875	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	11,187
	1,125,143	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,916)
	6,108,285	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	24,391
	4,047,194	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	16,161
	306,055	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,207
	8,625	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	34
	11,727,064	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	42,565
	296,967	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,171
	963,607	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,799
	698,448	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,754
	3,437,301	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(11,963)
	1,221,667	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(2,977)
	519,541	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,048)
	259,770	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(524)
	259,770	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(524)
	521,320	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,052)
	1,354,070	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(2,733)
	521,320	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,052)
	1,082,029	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(17,959)
	685,929	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(11,385)
	843,299	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(4,504)
	1,040,938	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(2,101)
	1,125,709	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	21,676
	746,834	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,599)
	390,188	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,416
Citibank, N.A.
	1,328,543	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,822
	629,937	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,286
baskets	122,623	—	6/2/15	3 month USD-LIBOR-BBA minus 0.60%	A basket (CGPUTED1) of common stocks	1,642,191
baskets	390,331	—	11/10/15	3 month USD-LIBOR-BBA minus 1.00%	A basket (CGPUTS32) of common stocks	1,487,731
baskets	527	—	12/17/15	(3 month USD-LIBOR-BBA plus 42 bp)	A basket (CGPUTQL2) of common stocks	(462,645)
units	2,282	—	6/2/15	(3 month USD-LIBOR-BBA minus 0.40%)	Russell 2000 Total Return Index	(3,871)
units	53	—	6/2/15	(3 month USD-LIBOR-BBA minus 0.40%)	Russell 2000 Total Return Index	(90)
units	11,021	—	12/17/15	3 month USD-LIBOR-BBA plus 15 bp	Russell 1000 Total Return Index	282,649
units	513	—	12/17/15	3 month USD-LIBOR-BBA plus 15 bp	Russell 1000 Total Return Index	18,024
Credit Suisse International
	$793,871	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,881
	2,068,562	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(34,333)
	2,103,362	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	40,501
	1,753,264	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	33,760
	4,326,628	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(71,811)
	4,308,065	18,848	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(95,318)
Deutsche Bank AG
baskets	547,558	—	5/8/15	(3 month USD-LIBOR-BBA plus 31 bp)	A basket (DBCTPL5P) of common stocks	1,438,380
baskets	547,558	—	5/8/15	3 month USD-LIBOR-BBA minus 45 bp	A basket (DBCTPS6P) of common stocks	1,429,194
Goldman Sachs International
	$907,095	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(4,845)
	699,757	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(3,737)
	2,311,533	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(19,452)
	1,262,136	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(6,741)
	1,769,540	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(48,277)
	1,769,540	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(48,277)
	927,976	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,230)
	348,646	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,213)
	356,530	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(8,668)
	10,145	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(85)
	895,155	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(7,533)
	1,271,228	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,424)
	65,954	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(230)
	175,825	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(612)
	23,192	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(124)
	994,083	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(5,309)
	2,889,141	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(78,822)
	2,676,651	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(73,025)
	1,679,428	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(14,132)
	1,367,934	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(32,257)
	3,084,136	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(81,731)
	3,047,671	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	58,684
	7,680,542	142,210	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(64,296)
baskets	1,633,700	—	10/2/15	(3 month USD-LIBOR-BBA plus 35 bp)	A basket (GSCBPUR1) of common stocks	(5,012,243)
baskets	28,160	—	12/15/15	(1 month USD-LIBOR-BBA plus 90 bp)	A basket (GSCBSAUD) of common stocks	1,145,420
units	483,786	—	8/11/15	(0.45%)	Goldman Sachs Volatility Carry US Scaled 3X Excess Return Strategy Index	(60,642)
JPMorgan Chase Bank N.A.
	$1,271,307	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(33,690)
	4,113,566	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(109,012)
	3,084,551	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(81,742)
	3,048,068	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	58,691
baskets	1,626,741	—	10/2/15	3 month USD-LIBOR-BBA minus 20 bp	A basket (JPCMPTSH) of common stocks	5,001,725
shares	554,378	—	1/25/16	3 month USD-LIBOR-BBA minus 30 bp	iShares MSCI Emerging Markets Index	975,595
UBS AG
baskets	1,401,680	—	5/19/15	(3 month USD-LIBOR-BBA plus 125 bp)	A basket (UBSEMBSK) of common stocks	(3,199,969)
units	192,740	—	5/19/15	3 month USD-LIBOR-BBA minus 0.10%	MSCI Emerging Markets TR Net USD	2,080,314
units	149,964	—	5/19/15	3 month USD-LIBOR-BBA minus 0.10%	MSCI Emerging Markets TR Net USD	1,618,617

Total		$161,058	$10,246,730

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/15 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$4,785	$70,000	5/11/63	300 bp	$4,749
	CMBX NA BBB- Index	BBB-/P	9,522	158,000	5/11/63	300 bp	9,440
	CMBX NA BBB- Index	BBB-/P	19,446	315,000	5/11/63	300 bp	19,284
	CMBX NA BBB- Index	BBB-/P	18,582	326,000	5/11/63	300 bp	18,414
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	31,595	285,000	5/11/63	300 bp	31,448
	Credit Suisse International
	CMBX NA BBB- Index	BBB-/P	822	106,000	5/11/63	300 bp	767
	CMBX NA BBB- Index	BBB-/P	19,183	241,000	5/11/63	300 bp	19,058
	CMBX NA BBB- Index	BBB-/P	8,915	293,000	5/11/63	300 bp	8,764
	CMBX NA BBB- Index	BBB-/P	5,180	294,000	5/11/63	300 bp	5,028
	CMBX NA BBB- Index	BBB-/P	4,548	296,000	5/11/63	300 bp	4,395
	CMBX NA BBB- Index	BBB-/P	33,557	297,000	5/11/63	300 bp	33,404
	CMBX NA BBB- Index	BBB-/P	3,483	300,000	5/11/63	300 bp	3,328
	CMBX NA BBB- Index	BBB-/P	24,736	310,000	5/11/63	300 bp	24,576
	CMBX NA BBB- Index	BBB-/P	24,002	310,000	5/11/63	300 bp	23,842
	CMBX NA BBB- Index	BBB-/P	20,393	310,000	5/11/63	300 bp	20,233
	CMBX NA BBB- Index	BBB-/P	23,820	327,000	5/11/63	300 bp	23,651
	CMBX NA BBB- Index	BBB-/P	24,458	596,000	5/11/63	300 bp	24,150
	CMBX NA BBB- Index	BBB-/P	16,796	3,685,000	5/11/63	300 bp	14,892
	CMBX NA BBB- Index	BBB-/P	22,712	3,887,000	5/11/63	300 bp	20,703
	CMBX NA BBB- Index	BBB-/P	14,858	4,547,000	5/11/63	300 bp	12,509
	CMBX NA BBB- Index	BBB-/P	10,407	4,547,000	5/11/63	300 bp	8,057
	CMBX NA BBB- Index	BBB-/P	36,295	5,066,000	5/11/63	300 bp	33,678
	CMBX NA BBB- Index	BBB-/P	11,998	5,233,000	5/11/63	300 bp	9,294
	CMBX NA BBB- Index	BBB-/P	10,005	7,697,000	5/11/63	300 bp	6,028
	CMBX NA BBB- Index	BBB-/P	(6,292)	9,615,000	5/11/63	300 bp	(11,260)
	CMBX NA BBB- Index	BBB-/P	(53,832)	12,634,000	5/11/63	300 bp	(60,360)
	CMBX NA BBB- Index	BBB-/P	35,126	1,988,000	1/17/47	300 bp	(11,393)
	CMBX NA BBB- Index	BBB-/P	89,778	3,685,000	1/17/47	300 bp	3,856
	CMBX NA BBB- Index	BBB-/P	100,381	4,054,000	1/17/47	300 bp	5,856
	CMBX NA BBB- Index	BBB-/P	114,343	4,678,000	1/17/47	300 bp	5,267
	CMBX NA BBB- Index	BBB-/P	183,805	7,772,000	1/17/47	300 bp	2,588
	CMBX NA BBB- Index	BBB-/P	308,180	7,861,000	1/17/47	300 bp	124,888
	CMBX NA BB Index	—	(4,353)	1,195,000	5/11/63	(500 bp)	(376)
	CMBX NA BB Index	—	(2,356)	451,000	5/11/63	(500 bp)	(855)
	CMBX NA BB Index	—	(5,274)	302,000	5/11/63	(500 bp)	(4,269)
	CMBX NA BB Index	—	3,310	214,000	5/11/63	(500 bp)	4,022
	CMBX NA BB Index	—	5,493	208,000	5/11/63	(500 bp)	6,185
	CMBX NA BB Index	—	(1,152)	150,000	5/11/63	(500 bp)	(653)
	CMBX NA BB Index	—	(1,437)	150,000	5/11/63	(500 bp)	(938)
	CMBX NA BB Index	—	(1,368)	150,000	5/11/63	(500 bp)	(869)
	CMBX NA BB Index	—	2,140	107,000	5/11/63	(500 bp)	2,496
	CMBX NA BB Index	—	1,034	100,000	5/11/63	(500 bp)	1,367
	CMBX NA BB Index	—	(5,819)	300,000	5/11/63	(500 bp)	(4,820)
	CMBX NA BBB- Index	BBB-/P	(1,230)	129,000	5/11/63	300 bp	(1,297)
	CMBX NA BBB- Index	BBB-/P	(784)	130,000	5/11/63	300 bp	(851)
	CMBX NA BBB- Index	BBB-/P	10,625	222,000	5/11/63	300 bp	10,510
	CMBX NA BBB- Index	BBB-/P	(2,585)	258,000	5/11/63	300 bp	(2,718)
	CMBX NA BBB- Index	BBB-/P	(2,159)	258,000	5/11/63	300 bp	(2,292)
	CMBX NA BBB- Index	BBB-/P	(864)	259,000	5/11/63	300 bp	(998)
	CMBX NA BBB- Index	BBB-/P	(869)	260,000	5/11/63	300 bp	(1,003)
	CMBX NA BBB- Index	BBB-/P	(880)	260,000	5/11/63	300 bp	(1,014)
	CMBX NA BBB- Index	BBB-/P	3,110	261,000	5/11/63	300 bp	2,975
	CMBX NA BBB- Index	BBB-/P	2,595	261,000	5/11/63	300 bp	2,460
	CMBX NA BBB- Index	BBB-/P	(2,443)	261,000	5/11/63	300 bp	(2,578)
	CMBX NA BBB- Index	BBB-/P	704	261,000	5/11/63	300 bp	569
	CMBX NA BBB- Index	BBB-/P	190	274,000	5/11/63	300 bp	49
	CMBX NA BBB- Index	BBB-/P	949	274,000	5/11/63	300 bp	807
	CMBX NA BBB- Index	BBB-/P	6,520	274,000	5/11/63	300 bp	6,378
	CMBX NA BBB- Index	BBB-/P	(4,968)	275,000	5/11/63	300 bp	(5,110)
	CMBX NA BBB- Index	BBB-/P	5,210	276,000	5/11/63	300 bp	5,068
	CMBX NA BBB- Index	BBB-/P	5,977	276,000	5/11/63	300 bp	5,834
	CMBX NA BBB- Index	BBB-/P	11,967	277,000	5/11/63	300 bp	11,824
	CMBX NA BBB- Index	BBB-/P	1,455	314,000	5/11/63	300 bp	1,293
	CMBX NA BBB- Index	BBB-/P	1,936	319,000	5/11/63	300 bp	1,771
	CMBX NA BBB- Index	BBB-/P	225	338,000	5/11/63	300 bp	50
	CMBX NA BBB- Index	BBB-/P	(3,898)	388,000	5/11/63	300 bp	(4,098)
	CMBX NA BBB- Index	BBB-/P	1,811	391,000	5/11/63	300 bp	1,609
	CMBX NA BBB- Index	BBB-/P	(10,745)	555,000	5/11/63	300 bp	(11,032)
	CMBX NA BBB- Index	BBB-/P	763	575,000	5/11/63	300 bp	466
	CMBX NA BBB- Index	BBB-/P	(8,820)	585,000	5/11/63	300 bp	(9,123)
	CMBX NA BBB- Index	BBB-/P	(7,209)	585,000	5/11/63	300 bp	(7,511)
	CMBX NA BBB- Index	BBB-/P	21,383	874,000	5/11/63	300 bp	20,931
	Goldman Sachs International
	CMBX NA BBB- Index	BBB-/P	7,781	2,984,000	5/11/63	300 bp	6,239
	CMBX NA BBB- Index	BBB-/P	(17,751)	3,889,000	5/11/63	300 bp	(19,762)
	CMBX NA BBB- Index	BBB-/P	162,226	6,016,000	1/17/47	300 bp	21,954
	CMBX NA BB Index	—	775	638,000	5/11/63	(500 bp)	2,898
	CMBX NA BB Index	—	(2,216)	209,000	5/11/63	(500 bp)	(1,521)
	CMBX NA BB Index	—	(1,441)	150,000	5/11/63	(500 bp)	(941)
	CMBX NA BB Index	—	2,419	107,000	5/11/63	(500 bp)	2,776
	CMBX NA BBB- Index	BBB-/P	(136)	51,000	5/11/63	300 bp	(163)
	CMBX NA BBB- Index	BBB-/P	(1,407)	129,000	5/11/63	300 bp	(1,474)
	CMBX NA BBB- Index	BBB-/P	(2,074)	258,000	5/11/63	300 bp	(2,207)
	CMBX NA BBB- Index	BBB-/P	(2,423)	259,000	5/11/63	300 bp	(2,557)
	CMBX NA BBB- Index	BBB-/P	(2,598)	259,000	5/11/63	300 bp	(2,731)
	CMBX NA BBB- Index	BBB-/P	(2,598)	259,000	5/11/63	300 bp	(2,731)
	CMBX NA BBB- Index	BBB-/P	(1,043)	260,000	5/11/63	300 bp	(1,178)
	CMBX NA BBB- Index	BBB-/P	1,557	261,000	5/11/63	300 bp	1,422
	CMBX NA BBB- Index	BBB-/P	(4,582)	275,000	5/11/63	300 bp	(4,724)
	CMBX NA BBB- Index	BBB-/P	4,501	394,000	5/11/63	300 bp	4,297

	Total		$1,330,761	$462,990

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2015. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's currency abbreviations
EUR	Euro
GBP	British Pound
Key to holding's abbreviations
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
OJSC	Open Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2014 through January 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,153,446,687.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(b)	The aggregate identified cost on a tax basis is $1,639,266,190, resulting in gross unrealized appreciation and depreciation of $62,890,295 and $32,338,595, respectively, or net unrealized appreciation of $30,551,700.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund*	$—	$65,419,603	$2,413,527	$3,529	$63,006,076
	Putnam Short Term Investment Fund*	191,814,213	100,457,016	74,639,709	56,425	217,631,520
	Totals	$191,814,213	$165,876,619	$77,053,236	$59,954	$280,637,596
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $1,022,893,678 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and has delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts for hedging duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk an for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and gaining exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for gaining exposure to specific sectors. for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, for hedging market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage backed and other asset backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $8,771,781 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $4,864,458 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $2,674,000 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$11,642,758	$—	$—
Capital goods	21,087,532	—	—
Communication services	4,937,457	—	—
Conglomerates	5,090,425	11,726,466	—
Consumer cyclicals	41,834,675	—	—
Consumer staples	34,703,956	2,590,391	—
Energy	19,133,654	—	—
Financials	62,030,418	—	—
Health care	47,616,568	—	—
Technology	53,182,371	—	—
Transportation	8,146,475	—	—
Utilities and power	17,395,587	—	—
Total common stocks	326,801,876	14,316,857	—
Commodity linked notes	$—	$41,821,105	$—
Corporate bonds and notes	—	83,869,243	—
Foreign government and agency bonds and notes	—	6,954,224	—
Investment companies	81,625,938	—	—
Mortgage-backed securities	—	182,701,615	—
Purchased options outstanding	—	9,766,955	—
Purchased swap options outstanding	—	1,061,950	—
Senior loans	—	46,142,217	—
U.S. government and agency mortgage obligations	—	544,604,537	—
U.S. treasury obligations	—	1,936,147	—
Short-term investments	299,383,596	28,831,630	—

Totals by level	$707,811,410	$962,006,480	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$3,090,669	$—
Futures contracts	23,927,135	—	—
Written options outstanding	—	(520,288)	—
Written swap options outstanding	—	(2,320,455)	—
Forward premium swap option contracts	—	(34,886)	—
TBA sale commitments	—	(282,857,642)	—
Interest rate swap contracts	—	(11,285,061)	—
Total return swap contracts	—	10,085,672	—
Credit default contracts	—	(867,771)	—

Totals by level	$23,927,135	$(284,709,762)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$14,747	$882,518
Foreign exchange contracts	6,027,719	2,937,050
Equity contracts	31,292,519	9,274,702
Interest rate contracts	34,464,582	25,801,377

Total	$71,799,567	$38,895,647

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$1,700,000
Purchased TBA commitment option contracts (contract amount)		$33,300,000
Purchased swap option contracts (contract amount)		$115,500,000
Written equity option contracts (contract amount)		$1,600,000
Written TBA commitment option contracts (contract amount)		$66,500,000
Written swap option contracts (contract amount)		$91,500,000
Futures contracts (number of contracts)		6,000
Forward currency contracts (contract amount)		$468,300,000
Centrally cleared interest rate swap contracts (notional)		$901,300,000
OTC total return swap contracts (notional)		$1,868,800,000
OTC credit default contracts (notional)		$96,000,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	–	–	3,085,488	–	–	–	–	–	–	–	–	–	–	–	3,085,488
	OTC Total return swap contracts*#	2,961,615	163,361	–	3,437,703	77,142	2,867,574	1,204,104	–	6,036,011	–	–	–	3,698,931	–	20,446,441
	OTC Credit default contracts*#	–	–	–	–	11,072	–	3,675	–	–	–	–	–	–	–	14,747
	Futures contracts§	–	–	–	–	–	–	–	–	–	4,079,592	–	–	–	–	4,079,592
	Forward currency contracts#	224,002	358,048	–	473,796	1,049,976	685,581	209,277	393,004	1,456,857	–	417,893	429,961	–	329,324	6,027,719
	Forward premium swap option contracts#	–	–	–	–	–	–	–	–	–	–	–	–	–	–	–
	Purchased swap options#	41,701	67	–	226,500	668,942	–	124,740	–	–	–	–	–	–	–	1,061,950
	Purchased options#	–	2,172,702	–	–	–	–	–	–	7,594,253	–	–	–	–	–	9,766,955

	Total Assets	$3,227,318	$2,694,178	$3,085,488	$4,137,999	$1,807,132	$3,553,155	$1,541,796	$393,004	$15,087,121	$4,079,592	$417,893	$429,961	$3,698,931	$329,324	$44,482,892

	Liabilities:
	Centrally cleared interest rate swap contracts§	–	–	1,972,384	–	–	–		–	–	–	–	–	–	–	1,972,384
	OTC Total return swap contracts*#	–	527,325	–	466,606	220,310	–	5,722,115	–	224,444	–	–	–	3,199,969	–	10,360,769
	OTC Credit default contracts*#	448	147	–	–	736,855	–	145,068	–	–	–	–	–	–	–	882,518
	Futures contracts§	–	–	–	–	–	–	–	–	–	17,674	–	–	–	–	17,674
	Forward currency contracts#	74,483	282,281	–	265,249	365,179	168,738	116,132	185,226	500,424	–	148,020	516,940	169,896	144,482	2,937,050
	Forward premium swap option contracts#	–	–	–	–	–	–	21,341	–	13,545	–	–	–	–	–	34,886
	Written swap options#	53,617	464	–	335	321,944	–	314,619	–	1,629,476	–	–	–	–	–	2,320,455
	Written options#	–	–	–	–	–	419,418	–	–	100,870	–	–	–	–	–	520,288

	Total Liabilities	$128,548	$810,217	$1,972,384	$732,190	$1,644,288	$588,156	$6,319,275	$185,226	$2,468,759	$17,674	$148,020	$516,940	$3,369,865	$144,482	$19,046,024

	Total Financial and Derivative Net Assets	$3,098,770	$1,883,961	$1,113,104	$3,405,809	$162,844	$2,964,999	$(4,777,479)	$207,778	$12,618,362	$4,061,918	$269,873	$(86,979)	$329,066	$184,842	$25,436,868
	Total collateral received (pledged)##†	$2,976,000	$1,837,076	$–	$2,900,000	$162,844	$2,220,000	$(2,674,000)	$99,071	$10,650,000	$–	$123,539	$–	$329,066	$–
	Net amount	$122,770	$46,885	$1,113,104	$505,809	$–	$744,999	$(2,103,479)	$108,707	$1,968,362	$4,061,918	$146,334	$(86,979)	$–	$184,842

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 31, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 31, 2015